Intangible assets	6 Months Ended
Dec. 31, 2019
Intangible assets.
Intangible assets

17         Intangible assets

			Other
			intangible
	Goodwill	Registrations	assets	Total
	£’000	£’000	£’000	£’000
At 1 July 2019
Cost	421,453	772,328	13,964	1,207,745
Accumulated amortization	—	(433,566)	(5,322)	(438,888)
Net book amount	421,453	338,762	8,642	768,857
Six months ended 31 December 2019
Opening net book amount	421,453	338,762	8,642	768,857
Additions	—	103,489	1,476	104,965
Disposals	—	(51,902)	—	(51,902)
Amortization charge	—	(61,172)	(2,272)	(63,444)
Closing net book amount	421,453	329,177	7,846	758,476
At 31 December 2019
Cost	421,453	772,089	14,076	1,207,618
Accumulated amortization	—	(442,912)	(6,230)	(449,142)
Net book amount	421,453	329,177	7,846	758,476

At 1 July 2018
Cost	421,453	785,594	10,379	1,217,426
Accumulated amortization	—	(416,086)	(1,700)	(417,786)
Net book amount	421,453	369,508	8,679	799,640
Six months ended 31 December 2018
Opening net book amount	421,453	369,508	8,679	799,640
Additions	—	14,461	1,871	16,332
Disposals	—	(7,929)	—	(7,929)
Amortization charge	—	(66,947)	(1,624)	(68,571)
Closing net book amount	421,453	309,093	8,926	739,472
At 31 December 2018
Cost	421,453	764,746	12,250	1,198,449
Accumulated amortization	—	(455,653)	(3,324)	(458,977)
Net book amount	421,453	309,093	8,926	739,472

Impairment tests for goodwill

Goodwill is not subject to amortization and is tested annually for impairment (normally at the end of the third fiscal quarter) or more frequently if events or changes in circumstances indicate a potential impairment. Management has considered the carrying amount of goodwill as of 31 December 2019 and concluded that, as there are no indicators of impairment, a detailed impairment test is not required. Having assessed the future anticipated cash flows, management believes that any reasonably possible changes in key assumptions would not result in an impairment of goodwill.

Other intangible assets

Other intangible assets include internally generated assets whose cost and accumulated amortization as of 31 December 2019 was £2,076,000 and £1,065,000 respectively (31 December 2018: £1,559,000 and £275,000 respectively).